Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets [Line Items]
Total regulatory assets	$ 4,009	$ 3,589
Less: Current portion	(914)	(492)
Long-term regulatory assets	3,095	3,097
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,915	3,222
Less: Current portion	(595)	(357)
Long-term regulatory liabilities	3,320	2,865
Deferred income taxes (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,364	1,289
Future cost of removal (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,306	1,217
Employee future benefits (Notes 3 and 23)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	306	196
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	297	116
Derivatives (Notes 3 and 25) | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	224	52
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 126	107
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 89	83
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	203	162
Other regulatory liabilities, individually less than threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	40
Deferred income taxes (Note 3)
Regulatory Assets [Line Items]
Total regulatory assets	1,874	1,806
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	557	339
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 445	384
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Employee future benefits (Notes 3 and 23)
Regulatory Assets [Line Items]
Total regulatory assets	$ 207	388
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	132	127
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	97	96
Deferred storm costs
Regulatory Assets [Line Items]
Total regulatory assets	91	17
Derivatives (Notes 3 and 25) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	84	20
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	78	48
Other
Regulatory Assets [Line Items]
Total regulatory assets	444	$ 364
Other regulatory assets, individually less than threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 40